Amounts Due to Related Party and Related Party Transactions (Details) - USD ($)																																														3 Months Ended		12 Months Ended
	May 11, 2026	May 05, 2026	Apr. 30, 2026	Apr. 20, 2026	Mar. 30, 2026	Feb. 02, 2026	Jan. 22, 2026	Jan. 14, 2026	Dec. 02, 2025	Oct. 02, 2025	Sep. 30, 2025	Sep. 26, 2025	Sep. 17, 2025	Sep. 10, 2025	Sep. 03, 2025	Jul. 23, 2025	Jul. 16, 2025	Jul. 11, 2025	Jul. 01, 2025	Jun. 30, 2025	Jun. 25, 2025	Jun. 18, 2025	Jun. 04, 2025	May 29, 2025	May 12, 2025	May 08, 2025	Apr. 22, 2025	Apr. 16, 2025	Apr. 09, 2025	Apr. 01, 2025	Mar. 27, 2025	Mar. 20, 2025	Mar. 18, 2025	Mar. 12, 2025	Mar. 04, 2025	Dec. 31, 2024	Dec. 17, 2024	Dec. 04, 2024	Sep. 19, 2024	Sep. 17, 2024	Jun. 27, 2024	Jun. 03, 2024	Apr. 18, 2024	Apr. 10, 2024	Mar. 27, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 10, 2025	Oct. 03, 2025	Jul. 29, 2025
Amounts Due to Related Party and Related Party Transactions [Line Items]
Aggregate principal amount																																																		$ 123,050	$ 123,050	$ 154,440
Net proceeds																																												$ 150,000		$ 350,000	$ 305,000	$ 630,000	$ 335,000
Fair value of the warrants							$ 44,437	$ 9,699																																						(32,169)	(45,038)	(8,644)
Undocumented advances																																														95,000	175,000	1,609,840	3,270,000
Deferred compensation amount																																				$ 300,600										0		300,600	300,600
Gain (loss) on extinguishment of debt																																														1,328,069	$ 42,726	317,982	(178,986)
Undocumented advances																																																319,840
Undocumented advances outstanding																																																20,000
June Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Fair value of the warrants																				$ 22,126																				$ 11,621
Gain (loss) on extinguishment of debt																																																0	65,936
September Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Fair value of the warrants											$ 25,875
Gain (loss) on extinguishment of debt																																																85,150	0
December 2024 [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Gain (loss) on extinguishment of debt																																																0	11,339
March Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Fair value of the warrants																																$ 25,625
Gain (loss) on extinguishment of debt																																																$ 42,726	$ 0
Undocumented advances																																														$ 50,000
Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)																																				302,308				3,561						49,615	13,534	69,333	302,308
Exercise price (in Dollars per share)																																				$ 2.26				$ 4.65									$ 2.26
Fair value of the warrants																																																	$ 8,653
Warrant [Member] | June Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)																				19,866
Exercise price (in Dollars per share)																				$ 2
Warrant [Member] | September Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)											23,811
Exercise price (in Dollars per share)											$ 1.95
Warrant [Member] | March Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)																																13,534
Exercise price (in Dollars per share)																																$ 3.75
Extensions of Convertible Notes Payable To Dr Dent [Member] | Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)																																									3,938
Exercise price (in Dollars per share)																																									$ 8.1
Fair value of the warrants																																									$ 21,517
Description of Convertible Notes Payable to Dr. Michael Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Principal amount																																												$ 150,000
Interest rate																																												12.00%
Conversion price (in Dollars per share)																																												$ 5.77
Aggregate principal amount																																				$ 550,000				$ 316,500	$ 350,000							$ 350,000	550,000
Debt principal forgave																																																245,000
Accrued interest																																																34,452	121,456
Description of Convertible Notes Payable to Dr. Michael Dent [Member] | June Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Aggregate principal amount																				$ 1,765,000
Description of Convertible Notes Payable to Dr. Michael Dent [Member] | September Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Aggregate principal amount											$ 2,161,500
Description of Convertible Notes Payable to Dr. Michael Dent [Member] | March Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Aggregate principal amount																																$ 1,216,500
Convertible Notes Payable to Dr. Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Interest expense																																																203,502	140,468
September Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Gain (loss) on extinguishment of debt																																																0	2,581
June Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Gain (loss) on extinguishment of debt																																																132,246	$ 0
Convertible Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Conversion price (in Dollars per share)						$ 4.25	$ 6.07
Aggregate principal amount							$ 240,000
Accrued interest																																														$ 0		34,452
Accrued interest rate							12.00%
Prior Dent Debt One [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Loss on change in fair value of debt																																														364,452
Description of Convertible Notes Payable to Jason Bishara [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Conversion price (in Dollars per share)								$ 3
Exercise price (in Dollars per share)								$ 3
Net proceeds								$ 25,000
Fair value of the warrants																																														9,699
Description of Convertible Notes Payable to Jason Bishara [Member] | Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)								8,333
March 2024 Dent Note I [Member] | Extensions of Convertible Notes Payable To Dr Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Principal amount																																													$ 350,000
Interest rate																																													12.00%
Maturity date																																													Jun. 27, 2024
March 2024 Dent Note II [Member] | Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)																																													66,600
March 2024 Dent Note II [Member] | Extensions of Convertible Notes Payable To Dr Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Principal amount																																													$ 150,000
Interest rate																																													12.00%
Maturity date																																													Aug. 24, 2024
March 2024 Dent Note III [Member] | Extensions of Convertible Notes Payable To Dr Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Principal amount																																													$ 166,500
Interest rate																																													12.00%
Maturity date																																													Aug. 28, 2024
March 2024 Dent Note [Member] | Extensions of Convertible Notes Payable To Dr Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Conversion price (in Dollars per share)																																													$ 5.73
March 2024 Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Exercise price (in Dollars per share)																																													$ 6
March 2024 Warrant [Member] | Description of Convertible Notes Payable to Dr. Michael Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Aggregate principal amount																																													$ 254,345
February 2026 Dent Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Loss on change in fair value of debt																																														1,816,073
Repayments of debt																																														34,840
Dr. Michael Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Interest rate																															12.00%
Warrants to purchase shares of common stock (in Shares)																																							92,593
Exercise price (in Dollars per share)																																							$ 4.86
Net proceeds									$ 80,000	$ 34,000		$ 26,000	$ 45,000	$ 54,000	$ 15,000	$ 30,000	$ 40,000	$ 50,000	$ 70,000			$ 30,000	$ 70,000	$ 35,000	$ 50,000	$ 100,000	$ 65,000	$ 15,000	$ 100,000	$ 20,000	$ 65,000				$ 50,000	$ 120,000	$ 70,000	$ 25,000	$ 855,000			$ 950,000	$ 50,000
Conversion price per share (in Dollars per share)									$ 1.38	$ 1.74		$ 2	$ 1.2	$ 1.78	$ 2	$ 2.8	$ 3	$ 3	$ 1.79		$ 1.79	$ 1.7	$ 1.9	$ 1.8	$ 2.3	$ 2.3	$ 2.3	$ 2.3	$ 2.3	$ 2.3	$ 3.1		$ 3.75	$ 3	$ 4.9	$ 2.3	$ 2.6	$ 3.3	$ 4.86			$ 4.97	$ 5
Fair value of the warrants																																							$ 271,256
Undocumented advances																																	$ 420,000
Advanced amount					$ 50,000			$ 20,000
Dr. Michael Dent [Member] | Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)																																										100,000
Exercise price (in Dollars per share)																																										$ 4.97
Fair value of the warrants																																										$ 333,111
Dr. Michael Dent [Member] | Description of Convertible Notes Payable to Dr. Michael Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Principal amount						$ 4,338,192			$ 80,000	$ 34,000		$ 26,000	$ 45,000	$ 54,000	$ 15,000	$ 30,000	$ 40,000	$ 50,000	$ 70,000		$ 50,000	$ 43,846	$ 83,846	$ 35,000	$ 50,000	$ 100,000	$ 65,000	$ 15,000	$ 100,000	$ 20,000	$ 65,000		$ 420,000	$ 60,000	$ 50,000	$ 120,000	$ 70,000	$ 25,000	$ 900,000			$ 1,000,000	$ 50,000
Interest rate									12.00%	12.00%		12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%		12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%			12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%			12.00%	12.00%
Maturity date						Feb. 02, 2029			May 02, 2026	Apr. 02, 2026		Mar. 26, 2026	Mar. 17, 2026	Mar. 10, 2026	Mar. 03, 2026	Jan. 23, 2026	Jan. 16, 2026	Jan. 11, 2026	Jan. 01, 2026		Dec. 25, 2025	Dec. 18, 2025	Dec. 04, 2025	Nov. 29, 2025	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Mar. 31, 2026			Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Conversion price (in Dollars per share)						$ 4.25
Aggregate principal amount																						$ 13,846	$ 13,846
Accrued interest						$ 737,180
Interest expense																																														8,057	$ 71,381
Principal amount						$ 5,715,812
Accrued interest rate						12.00%
Dr. Michael Dent [Member] | Convertible Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Undocumented advances						$ 339,840
Accrued compensation liabilities						300,600
Dr. Michael Dent [Member] | Subsequent Event [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Advanced amount	$ 60,000	$ 90,000	$ 50,000	$ 30,000	$ 50,000
Dr. Michael Dent [Member] | Subsequent Event [Member] | Description of Convertible Notes Payable to Dr. Michael Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Principal amount						$ 4,338,192
Maturity date						Feb. 02, 2029
Conversion price (in Dollars per share)						$ 4.25
Accrued interest						$ 737,180
Principal amount						$ 5,715,812
Accrued interest rate						12.00%
Dr. Michael Dent [Member] | Subsequent Event [Member] | Convertible Promissory Note [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Principal amount						$ 4,338,192
Maturity date						Feb. 02, 2029
Conversion price (in Dollars per share)						$ 4.25
Accrued interest						$ 737,180
Undocumented advances						339,840
Accrued compensation liabilities						300,600
Principal amount						$ 5,715,812
Accrued interest rate						12.00%
Dr Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Repayments of debt																																														$ 34,840	$ 0
Dr Dent [Member] | Warrant [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Warrants to purchase shares of common stock (in Shares)																																				6,188													6,188
Dr. Dent’s Spouse [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Consulting fees																																																$ 100,113	$ 145,000
Convertible Debt [Member] | Description of Convertible Notes Payable to Jason Bishara [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Principal amount								$ 25,000
Interest rate								12.00%
Maturity date								Jan. 14, 2027
Minimum [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Exercise price (in Dollars per share)																																														$ 0.02
Minimum [Member] | March Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate																																12.00%
Minimum [Member] | Description of Convertible Notes Payable to Dr. Michael Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate																				12.00%
Minimum [Member] | Description of Convertible Notes Payable to Dr. Michael Dent [Member] | June Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate																																									12.00%
Minimum [Member] | Description of Convertible Notes Payable to Dr. Michael Dent [Member] | September Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate											12.00%																													12.00%
Minimum [Member] | Description of Convertible Notes Payable to Dr. Michael Dent [Member] | December 2024 [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate																																																	12.00%
Maximum [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Exercise price (in Dollars per share)																																														$ 105
Maximum [Member] | Description of Convertible Notes Payable to Dr. Michael Dent [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate																				15.00%
Maximum [Member] | Description of Convertible Notes Payable to Dr. Michael Dent [Member] | June Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate																																									15.00%
Maximum [Member] | Description of Convertible Notes Payable to Dr. Michael Dent [Member] | September Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate											15.00%																													15.00%
Maximum [Member] | Description of Convertible Notes Payable to Dr. Michael Dent [Member] | December 2024 [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate																																																	15.00%
Maximum [Member] | Description of Convertible Notes Payable to Dr. Michael Dent [Member] | March Extension [Member]
Amounts Due to Related Party and Related Party Transactions [Line Items]
Increase in interest rate																																15.00%